2. Investment Securities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Securities Details Narrative
Unrealized losses in the investment securites portfolio relating to debt securities	$ 609
Proceeds from sales of investment securities available for sale	0	$ 1,500	$ 0
Gains on sales of available for sale securities		729
Securities pledged to secure public deposits	$ 105,600	$ 95,600